Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Gross sales			R$ 25,593,875	R$ 24,552,121
Returns and cancellations			(116,134)	(65,560)
Discounts and rebates			(3,409,573)	(3,019,895)
Total			22,068,168	21,466,666
Taxes on sales			(1,115,430)	(1,030,649)
Net sales	R$ 11,494,136	R$ 9,159,634	R$ 20,952,738	R$ 20,436,017